Segmental information - Consolidated income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Sales	£ 22,448	£ 19,153	£ 17,697
Net sales
At budgeted exchange rates	15,411	13,483	11,579
Acquisitions and disposals	75	35	93
SC&P allocation	0	0	0
Retranslation to actual exchange rates	(223)	(785)	80
Hyper Related Adjustment In Respect Of Net Sales	189
Net sales	15,452	12,733	11,752
Operating profit/(loss)
At budgeted exchange rates	4,773	4,160	3,498
Acquisitions and disposals	(27)	(21)	(5)
SC&P allocation	0	0	0
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	65	(36)
Fair value remeasurement of contingent consideration			(7)
Fair value remeasurement of biological assets	(5)		9
Retranslation to actual exchange rates	(19)	(357)	(1)
Hyperinflation	10
Operating profit/(loss) before exceptional items	4,797	3,746	3,494
Exceptional items	(388)	(15)	(1,357)
Operating profit/(loss)	4,409	3,731	2,137
Non-operating items	(17)	14	(23)
Net finance charges	(422)	(373)	(353)
Share of after tax results of associates and joint ventures
Share of after tax results of associates and joint ventures	417	334	282
Profit before taxation	£ 4,387	3,706	2,043
Annual net sales occur in the last four months	37.00%
Moet Hennessy
Net sales
Net sales	£ 5,553	4,819	4,425
Share of after tax results of associates and joint ventures
Share of after tax results of associates and joint ventures	425	335	285
Other
Share of after tax results of associates and joint ventures
Share of after tax results of associates and joint ventures	(8)	(1)	(3)
Operating segments
Disclosure of operating segments [line items]
Sales	22,394	19,133	17,659
Net sales
At budgeted exchange rates	15,356	13,463	11,541
Acquisitions and disposals	75	35	93
SC&P allocation	0	0	(1)
Retranslation to actual exchange rates	(222)	(785)	81
Hyper Related Adjustment In Respect Of Net Sales	189
Net sales	15,398	12,713	11,714
Operating profit/(loss)
At budgeted exchange rates	5,029	4,378	3,650
Acquisitions and disposals	(27)	(21)	(5)
SC&P allocation	0	0	0
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	65	(36)
Fair value remeasurement of contingent consideration			(7)
Fair value remeasurement of biological assets	(5)		9
Retranslation to actual exchange rates	(37)	(367)	(6)
Hyperinflation	10
Operating profit/(loss) before exceptional items	5,035	3,954	3,641
Exceptional items	(388)	(15)	(1,357)
Operating profit/(loss)	4,647	3,939	2,284
Operating segments | North America
Disclosure of operating segments [line items]
Sales	6,682	5,803	5,222
Net sales
At budgeted exchange rates	5,955	5,527	4,445
Acquisitions and disposals	34	28	32
SC&P allocation	9	9	11
Retranslation to actual exchange rates	97	(355)	135
Hyper Related Adjustment In Respect Of Net Sales	0
Net sales	6,095	5,209	4,623
Operating profit/(loss)
At budgeted exchange rates	2,388	2,469	2,007
Acquisitions and disposals	(28)	(18)	(1)
SC&P allocation	(1)	(30)	6
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	32	(9)
Fair value remeasurement of contingent consideration			(10)
Fair value remeasurement of biological assets	0		0
Retranslation to actual exchange rates	63	(175)	32
Hyperinflation	0
Operating profit/(loss) before exceptional items	2,454	2,237	2,034
Exceptional items	(1)	0	54
Operating profit/(loss)	2,453	2,237	2,088
Operating segments | Europe
Disclosure of operating segments [line items]
Sales	5,740	4,795	4,697
Net sales
At budgeted exchange rates	3,258	2,579	2,501
Acquisitions and disposals	23	2	10
SC&P allocation	46	45	60
Retranslation to actual exchange rates	(304)	(68)	(4)
Hyper Related Adjustment In Respect Of Net Sales	189
Net sales	3,212	2,558	2,567
Operating profit/(loss)
At budgeted exchange rates	1,086	728	730
Acquisitions and disposals	11	(3)	(4)
SC&P allocation	(18)	(32)	26
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	36	(27)
Fair value remeasurement of contingent consideration			(4)
Fair value remeasurement of biological assets	0		0
Retranslation to actual exchange rates	(108)	(31)	9
Hyperinflation	10
Operating profit/(loss) before exceptional items	1,017	635	757
Exceptional items	(146)	(15)	(62)
Operating profit/(loss)	871	620	695
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Sales	5,624	5,146	4,645
Net sales
At budgeted exchange rates	2,879	2,561	2,253
Acquisitions and disposals	0	0	1
SC&P allocation	9	9	12
Retranslation to actual exchange rates	(4)	(82)	4
Hyper Related Adjustment In Respect Of Net Sales	0
Net sales	2,884	2,488	2,270
Operating profit/(loss)
At budgeted exchange rates	703	628	498
Acquisitions and disposals	0	0	0
SC&P allocation	(2)	(5)	6
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	0	0
Fair value remeasurement of contingent consideration			0
Fair value remeasurement of biological assets	0		0
Retranslation to actual exchange rates	10	(15)	(3)
Hyperinflation	0
Operating profit/(loss) before exceptional items	711	608	501
Exceptional items	(241)	0	(1,198)
Operating profit/(loss)	470	608	(697)
Operating segments | Africa
Disclosure of operating segments [line items]
Sales	2,403	2,020	1,911
Net sales
At budgeted exchange rates	1,699	1,541	1,300
Acquisitions and disposals	15	5	50
SC&P allocation	3	3	4
Retranslation to actual exchange rates	(35)	(137)	(8)
Hyper Related Adjustment In Respect Of Net Sales	0
Net sales	1,682	1,412	1,346
Operating profit/(loss)
At budgeted exchange rates	346	228	116
Acquisitions and disposals	(10)	0	0
SC&P allocation	(1)	(3)	2
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	0	0
Fair value remeasurement of contingent consideration			0
Fair value remeasurement of biological assets	0		0
Retranslation to actual exchange rates	(20)	(54)	(17)
Hyperinflation	0
Operating profit/(loss) before exceptional items	315	171	101
Exceptional items	0	0	(145)
Operating profit/(loss)	315	171	(44)
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Sales	1,945	1,369	1,184
Net sales
At budgeted exchange rates	1,486	1,176	944
Acquisitions and disposals	3	0	0
SC&P allocation	12	13	10
Retranslation to actual exchange rates	24	(143)	(46)
Hyper Related Adjustment In Respect Of Net Sales	0
Net sales	1,525	1,046	908
Operating profit/(loss)
At budgeted exchange rates	528	422	254
Acquisitions and disposals	0	0	0
SC&P allocation	0	(27)	5
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	(3)	0
Fair value remeasurement of contingent consideration			7
Fair value remeasurement of biological assets	(5)		9
Retranslation to actual exchange rates	18	(92)	(27)
Hyperinflation	0
Operating profit/(loss) before exceptional items	538	303	248
Exceptional items	0	0	(6)
Operating profit/(loss)	538	303	242
Operating segments | SC&P
Disclosure of operating segments [line items]
Sales	2,010	1,537	1,343
Net sales
At budgeted exchange rates	2,095	1,627	1,439
Acquisitions and disposals	0	0	0
SC&P allocation	(79)	(79)	(98)
Retranslation to actual exchange rates	(6)	(11)	2
Hyper Related Adjustment In Respect Of Net Sales	0
Net sales	2,010	1,537	1,343
Operating profit/(loss)
At budgeted exchange rates	(22)	(97)	45
Acquisitions and disposals	0	0	0
SC&P allocation	22	97	(45)
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	0	0
Fair value remeasurement of contingent consideration			0
Fair value remeasurement of biological assets	0		0
Retranslation to actual exchange rates	0	0	0
Hyperinflation	0
Operating profit/(loss) before exceptional items	0	0	0
Exceptional items	0	0	0
Operating profit/(loss)	0	0	0
Elimination of intersegment sales
Disclosure of operating segments [line items]
Sales	(2,010)	(1,537)	(1,343)
Net sales
At budgeted exchange rates	(2,016)	(1,548)	(1,341)
Acquisitions and disposals	0	0	0
SC&P allocation	0	0	0
Retranslation to actual exchange rates	6	11	(2)
Hyper Related Adjustment In Respect Of Net Sales	0
Net sales	(2,010)	(1,537)	(1,343)
Corporate and other
Disclosure of operating segments [line items]
Sales	54	20	38
Net sales
At budgeted exchange rates	55	20	38
Acquisitions and disposals	0	0	0
SC&P allocation	0	0	1
Retranslation to actual exchange rates	(1)	0	(1)
Hyper Related Adjustment In Respect Of Net Sales	0
Net sales	54	20	38
Operating profit/(loss)
At budgeted exchange rates	(256)	(218)	(152)
Acquisitions and disposals	0	0	0
SC&P allocation	0	0	0
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	0	0
Fair value remeasurement of contingent consideration			0
Fair value remeasurement of biological assets	0		0
Retranslation to actual exchange rates	18	10	5
Hyperinflation	0
Operating profit/(loss) before exceptional items	(238)	(208)	(147)
Exceptional items	0	0	0
Operating profit/(loss)	£ (238)	£ (208)	£ (147)